Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets - Goodwill
Intangible assets - Goodwill

16.  Intangible assets – Goodwill

As of December 31, 2018 and 2019, Goodwill amounted to 1,734 million pesos.

a)   Impairment test

The main assumptions used in the calculation of the impairment of Goodwill are as follows:

Hypotheses

Basis of valuation	Value in use: discounted cash flows
Period of projection of cash flows(1)	10 years
Perpetual cash flow	(2)
Discount rate(6)	8.7%
Of which:
Cost of Equity(3)	12.7%
Cost of Debt(4)	8.0%
Equity Structure(5)	13% Equity / 87% Debt

(1)

The period of projections of cash flow are prepared using internal budgets and growth plans of Management, based on historical data, market expectations and conditions such as industry growth and inflation.

(2)	The perpetual cash flow has been calculated based on the following formula over the last cash flow estimated [D*(1+g)//i-g)]*(1+i)^-n, where:
•	D = Last estimated cash flow,
•	g = Perpetual growth (0%),
•	i = Discount rate, and
•	n= Number of year of last estimated cash flow.

(3)	The Cost of Equity has been calculated based on the following formula Rf+(ß*Pr), where:
•	Rf = Risk free rate (7.11%),
•	β = Beta (0.869), and
•	Pr = Equity Risk Premium (6.38%).
(4)	The Cost of Debt has been calculated based on the actual pretax financing cost of the Bank.

(5)

The Equity Structure has been calculated based on the following formula: Equity/(Total Liability+Equity). The Debt Structure has been calculated based on the following formula: Debt/(Total Liability+Equity).

(6)	The Discount rate has been calculated based on the following formula: (Cost of Equity*Equity Structure) + (Cost of Debt*Debt Structure).

Based on the foregoing, and in accordance with the estimates, projections and measurements available to the Bank’s Management in 2017, 2018 and 2019, the Bank has not recognized any impairment losses on Goodwill.